INVESTMENTS (LOANS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commercial Real Estate Portfolio Segment
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	$ 7,264	$ 4,847
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0	30
Current	7,264	4,817
Total financing receivables	7,264	4,847
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Commercial Real Estate Portfolio Segment | With no related allowance recorded
Impaired Mortgage Loans [Abstract]
Recorded Investment	15	46
Unpaid Principal Balance	15	46
Related Allowance	0	0
Average Recorded Investment	22	15
Interest Income Recognized	0	0
Commercial Real Estate Portfolio Segment | With related allowance recorded
Impaired Mortgage Loans [Abstract]
Recorded Investment	27	63
Unpaid Principal Balance	27	63
Related Allowance	(8)	(6)
Average Recorded Investment	48	137
Interest Income Recognized	2	4
Commercial Real Estate Portfolio Segment | 30-59 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0	0
Commercial Real Estate Portfolio Segment | 60-89 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0	0
Commercial Real Estate Portfolio Segment | 90 Days Or Greater
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	0	30
Commercial Real Estate Portfolio Segment | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	4,237	2,129
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	4,237	2,129
Commercial Real Estate Portfolio Segment | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	590	353
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	590	353
Commercial Real Estate Portfolio Segment | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	989	1,049
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	989	1,049
Commercial Real Estate Portfolio Segment | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	1,298	1,045
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	1,298	1,045
Commercial Real Estate Portfolio Segment | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	104	225
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	104	225
Commercial Real Estate Portfolio Segment | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	46	46
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	46	46
Commercial Real Estate Portfolio Segment | 0% - 50%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	948	671
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	948	671
Commercial Real Estate Portfolio Segment | 0% - 50% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	738	533
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	738	533
Commercial Real Estate Portfolio Segment | 0% - 50% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	95	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	95	0
Commercial Real Estate Portfolio Segment | 0% - 50% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	59	102
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	59	102
Commercial Real Estate Portfolio Segment | 0% - 50% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	56	12
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	56	12
Commercial Real Estate Portfolio Segment | 0% - 50% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	24
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	24
Commercial Real Estate Portfolio Segment | 0% - 50% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment | 50% - 70%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	5,496	3,416
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	5,496	3,416
Commercial Real Estate Portfolio Segment | 50% - 70% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	3,217	1,392
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	3,217	1,392
Commercial Real Estate Portfolio Segment | 50% - 70% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	430	353
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	430	353
Commercial Real Estate Portfolio Segment | 50% - 70% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	673	741
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	673	741
Commercial Real Estate Portfolio Segment | 50% - 70% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	1,100	853
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	1,100	853
Commercial Real Estate Portfolio Segment | 50% - 70% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	76	77
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	76	77
Commercial Real Estate Portfolio Segment | 50% - 70% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment | 70% - 90%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	777	651
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	777	651
Commercial Real Estate Portfolio Segment | 70% - 90% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	282	141
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	282	141
Commercial Real Estate Portfolio Segment | 70% - 90% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	65	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	65	0
Commercial Real Estate Portfolio Segment | 70% - 90% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	229	206
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	229	206
Commercial Real Estate Portfolio Segment | 70% - 90% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	127	134
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	127	134
Commercial Real Estate Portfolio Segment | 70% - 90% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	28	124
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	28	124
Commercial Real Estate Portfolio Segment | 70% - 90% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	46	46
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	46	46
Commercial Real Estate Portfolio Segment | 90% plus
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	43	109
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	43	109
Commercial Real Estate Portfolio Segment | 90% plus | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	63
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	63
Commercial Real Estate Portfolio Segment | 90% plus | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment | 90% plus | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	28	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	28	0
Commercial Real Estate Portfolio Segment | 90% plus | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	15	46
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	15	46
Commercial Real Estate Portfolio Segment | 90% plus | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Commercial Real Estate Portfolio Segment | 90% plus | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	2,501	2,330
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	17	23
Current	2,484	2,307
Total financing receivables	2,501	2,330
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	6	4
Agricultural Real Estate Portfolio Segment | With no related allowance recorded
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural Real Estate Portfolio Segment | With related allowance recorded
Impaired Mortgage Loans [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Agricultural Real Estate Portfolio Segment | 30-59 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	9	12
Agricultural Real Estate Portfolio Segment | 60-89 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	2	7
Agricultural Real Estate Portfolio Segment | 90 Days Or Greater
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	6	4
Agricultural Real Estate Portfolio Segment | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	395	350
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	395	350
Agricultural Real Estate Portfolio Segment | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	195	196
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	195	196
Agricultural Real Estate Portfolio Segment | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	507	471
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	507	471
Agricultural Real Estate Portfolio Segment | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	805	734
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	805	734
Agricultural Real Estate Portfolio Segment | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	505	481
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	505	481
Agricultural Real Estate Portfolio Segment | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	94	98
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	94	98
Agricultural Real Estate Portfolio Segment | 0% - 50%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	1,491	1,336
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	1,491	1,336
Agricultural Real Estate Portfolio Segment | 0% - 50% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	254	204
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	254	204
Agricultural Real Estate Portfolio Segment | 0% - 50% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	138	116
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	138	116
Agricultural Real Estate Portfolio Segment | 0% - 50% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	296	277
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	296	277
Agricultural Real Estate Portfolio Segment | 0% - 50% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	468	432
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	468	432
Agricultural Real Estate Portfolio Segment | 0% - 50% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	286	256
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	286	256
Agricultural Real Estate Portfolio Segment | 0% - 50% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	49	51
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	49	51
Agricultural Real Estate Portfolio Segment | 50% - 70%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	1,004	988
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	1,004	988
Agricultural Real Estate Portfolio Segment | 50% - 70% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	141	146
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	141	146
Agricultural Real Estate Portfolio Segment | 50% - 70% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	57	80
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	57	80
Agricultural Real Estate Portfolio Segment | 50% - 70% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	209	192
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	209	192
Agricultural Real Estate Portfolio Segment | 50% - 70% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	333	298
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	333	298
Agricultural Real Estate Portfolio Segment | 50% - 70% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	219	225
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	219	225
Agricultural Real Estate Portfolio Segment | 50% - 70% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	45	47
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	45	47
Agricultural Real Estate Portfolio Segment | 70% - 90%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	6	6
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	6	6
Agricultural Real Estate Portfolio Segment | 70% - 90% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 70% - 90% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 70% - 90% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	2	2
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	2	2
Agricultural Real Estate Portfolio Segment | 70% - 90% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	4	4
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	4	4
Agricultural Real Estate Portfolio Segment | 70% - 90% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 70% - 90% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 90% plus
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 90% plus | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 90% plus | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 90% plus | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 90% plus | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 90% plus | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Agricultural Real Estate Portfolio Segment | 90% plus | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Total Mortgages Loan
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	9,765	7,177
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	17	53
Current	9,748	7,124
Total financing receivables	9,765	7,177
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	6	4
Total Mortgages Loan | With no related allowance recorded
Impaired Mortgage Loans [Abstract]
Recorded Investment	15	46
Unpaid Principal Balance	15	46
Related Allowance	0	0
Average Recorded Investment	22	15
Interest Income Recognized	0	0
Total Mortgages Loan | With related allowance recorded
Impaired Mortgage Loans [Abstract]
Recorded Investment	27	63
Unpaid Principal Balance	27	63
Related Allowance	(8)	(6)
Average Recorded Investment	48	137
Interest Income Recognized	2	4
Total Mortgages Loan | 30-59 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	9	12
Total Mortgages Loan | 60-89 Days
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	2	7
Total Mortgages Loan | 90 Days Or Greater
Financing Receivable, Recorded Investment, Aging [Abstract]
Total Past Due	6	34
Total Mortgages Loan | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	4,632	2,479
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	4,632	2,479
Total Mortgages Loan | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	785	549
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	785	549
Total Mortgages Loan | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	1,496	1,520
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	1,496	1,520
Total Mortgages Loan | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	2,103	1,779
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	2,103	1,779
Total Mortgages Loan | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	609	706
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	609	706
Total Mortgages Loan | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	140	144
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	140	144
Total Mortgages Loan | 0% - 50%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	2,439	2,007
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	2,439	2,007
Total Mortgages Loan | 0% - 50% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	992	737
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	992	737
Total Mortgages Loan | 0% - 50% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	233	116
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	233	116
Total Mortgages Loan | 0% - 50% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	355	379
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	355	379
Total Mortgages Loan | 0% - 50% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	524	444
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	524	444
Total Mortgages Loan | 0% - 50% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	286	280
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	286	280
Total Mortgages Loan | 0% - 50% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	49	51
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	49	51
Total Mortgages Loan | 50% - 70%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	6,500	4,404
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	6,500	4,404
Total Mortgages Loan | 50% - 70% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	3,358	1,538
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	3,358	1,538
Total Mortgages Loan | 50% - 70% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	487	433
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	487	433
Total Mortgages Loan | 50% - 70% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	882	933
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	882	933
Total Mortgages Loan | 50% - 70% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	1,433	1,151
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	1,433	1,151
Total Mortgages Loan | 50% - 70% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	295	302
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	295	302
Total Mortgages Loan | 50% - 70% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	45	47
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	45	47
Total Mortgages Loan | 70% - 90%
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	783	657
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	783	657
Total Mortgages Loan | 70% - 90% | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	282	141
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	282	141
Total Mortgages Loan | 70% - 90% | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	65	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	65	0
Total Mortgages Loan | 70% - 90% | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	231	208
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	231	208
Total Mortgages Loan | 70% - 90% | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	131	138
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	131	138
Total Mortgages Loan | 70% - 90% | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	28	124
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	28	124
Total Mortgages Loan | 70% - 90% | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	46	46
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	46	46
Total Mortgages Loan | 90% plus
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	43	109
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	43	109
Total Mortgages Loan | 90% plus | Greater than 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	63
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	63
Total Mortgages Loan | 90% plus | 1.8x to 2.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Total Mortgages Loan | 90% plus | 1.5x to 1.8x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	28	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	28	0
Total Mortgages Loan | 90% plus | 1.2x to 1.5x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	15	46
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	15	46
Total Mortgages Loan | 90% plus | 1.0x to 1.2x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	0	0
Total Mortgages Loan | 90% plus | Less than 1.0x
Mortgage Loans on Real Estate [Line Items]
Face amount of mortgage loans	0	0
Financing Receivable, Recorded Investment, Aging [Abstract]
Total financing receivables	$ 0	$ 0